Note 5 - Stock-based Compensation (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2021	Jun. 18, 2013	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					675,000		7,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)					0	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total			$ 230,633		$ 230,633
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					1 year 9 months 14 days
Restricted Stock [Member]
Share-Based Payment Arrangement, Expense			$ 10,000	$ 0	$ 30,000	$ 104,000
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense							$ 124,000	$ 288,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense							$ 267,000	$ 390,000
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							24,479,212
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							9,792,500
The 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	34,114,256	31,114,256
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	3,000,000	3,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)			5,508,158		5,508,158		99,340
Share-Based Payment Arrangement, Expense			$ 81,000	94,000	$ 367,000	269,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total							$ 153,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							2 years 5 months 19 days
The 2013 Plan [Member] | Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense			29,000	35,000	123,000	89,000
The 2013 Plan [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense			$ 52,000	$ 59,000	$ 245,000	$ 180,000
The 2013 Plan [Member] | Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					475,000		5,300,000
The 2013 Plan [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					200,000		2,075,000